Income Taxes - Summary of Significant Components of Unrecognized Deferred Tax Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets, Current:	$ 1,494	$ 550
Deferred tax assets, Non-current:	107,179	101,383
Deferred tax assets, Unrecognized deferred tax assets	108,673	101,933
Deferred Revenues And Other Provisions Related Temporary Differences [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets, Current:	1,494	550
Operating Losses Carried Forward Temporary Differences [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets, Non-current:	89,144	83,699
Scientific Research and Experimental Development Related Temporary Differences [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets, Non-current:	9,138	9,138
Unused tax credits [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets, Non-current:	4,668	5,149
Employee Future Benefits Related Temporary Differences [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets, Non-current:	2,570	2,303
Property, Plant And Equipment Related Temporary Differences [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets, Non-current:	495	480
Intangible Assets Related Temporary Differences [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets, Non-current:	541
Share Issuance Expenses Related Temporary Differences [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets, Non-current:	623	342
Other temporary differences [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets, Non-current:		$ 272